Cover	Dec. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2020
Entity File Number	001-37931
Entity Registrant Name	GTY TECHNOLOGY HOLDINGS INC.
Entity Central Index Key	0001682325
Entity Tax Identification Number	83-2860149
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	945-2898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GTYH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true